Staff costs (Tables)	12 Months Ended
Dec. 31, 2022
Staff Costs
Schedule of staff costs

	2022 £’000	2021 £’000	2020 £’000
Wages and salaries	2,033	1,354	2,727
Defined contribution pension cost (note 24)	98	71	75
Social security contributions and similar taxes	269	152	397
Share-based payment charge/(credit)	123	89	(404)
Staff costs gross	2,523	1,666	2,795

Schedule for average number of employed staff

	2022	2021	2020
Research and development	22	15	31
General and administration	5	5	9
	27	20	40

Schedule of Management Personnel Compensation

	2022 £’000	2021 £’000	2020 £’000
Short term employee benefits	668	658	472
Post-employment benefits	21	27	24
Termination benefits	–	–	30
Share-based payment	53	61	(472)
Total	742	746	54